SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Changes in fair value hierarchy levels	$ 0	$ 0	$ 0	$ 0